SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Quartzite blocks and slabs	$ 116,143
Shares issued in connection with the merger	55,583
Total	$ 171,726